EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
EQUITY
10.   EQUITY

The following table summarizes the total shares issued and proceeds received in public offerings of the Company's common stock net of offering costs for the year ended December 31, 2013 (in millions, except per share data):

	Shares Issued		Offering Price Per Share	Proceeds Net Of Offering Costs
2013
July 2013	601,590	(1)	$13.50	$7.7
June 2013	18,000,000		13.50	234.6
Total for the year ended December 31, 2013	18,601,590			$242.3
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(1)
The Company granted the underwriters an option to purchase up to an additional 2.7 million shares of common stock. This amount represents the partial exercise of the option to purchase additional shares by the underwriters.

The net proceeds were used to invest in target investments, repay indebtedness, fund future funding commitments on existing loans and for other general corporate purposes. There were no shares issued in public or private offerings for the years ended December 31, 2015 and 2014.

See Note 18 included in these consolidated financial statements for information regarding shares of the Company's common stock issued in a private placement.

Equity Incentive Plan

On April 23, 2012, the Company adopted an equity incentive plan (the “2012 Equity Incentive Plan”). Pursuant to the 2012 Equity Incentive Plan, the Company may grant awards consisting of restricted shares of the Company’s common stock, restricted stock units and/or other equity-based awards to the Company’s outside directors, employees, officers, ACREM and other eligible awardees under the plan, subject to an aggregate limitation of 690,000 shares of common stock (7.5% of the issued and outstanding shares of the Company’s common stock immediately after giving effect to the issuance of the shares sold in the IPO). Any restricted shares of the Company’s common stock and restricted stock units will be accounted for under FASB ASC Topic 718, Compensation—Stock Compensation, resulting in share-based compensation expense equal to the grant date fair value of the underlying restricted shares of common stock or restricted stock units.

Restricted stock grants generally vest ratably over a one to four year period from the vesting start date. The grantee receives additional compensation for each outstanding restricted stock grant, classified as dividends paid, equal to the per-share dividends received by common stockholders.

During the year ended December 31, 2014, an ACRE Capital employee was granted restricted stock that vests in proportion to certain financial performance targets being met over a specified period of time. The fair value of the performance based restricted stock granted is recorded to expense on an accelerated basis using the accelerated attribution method over the performance period for the award, with an offsetting increase in stockholders’ equity.

The following table details the restricted stock grants awarded as of December 31, 2015:

Grant Date	Vesting Start Date	Shares Granted
May 1, 2012	July 1, 2012	35,135
June 18, 2012	July 1, 2012	7,027
July 9, 2012	October 1, 2012	25,000
June 26, 2013	July 1, 2013	22,526
November 25, 2013	November 25, 2016	30,381
January 31, 2014	August 31, 2015	48,273
February 26, 2014	February 26, 2014	12,030
February 27, 2014	August 27, 2014	22,354
June 24, 2014	June 24, 2014	17,658
June 24, 2015	July 1, 2015	25,555
Total		245,939

The following tables summarize the non-vested shares of restricted stock and the vesting schedule of shares of restricted stock for the Company's directors and officers and employees of ACRE Capital as of December 31, 2015.

Schedule of Non-Vested Share and Share Equivalents

	Restricted Stock Grants—Directors	Restricted Stock Grants—Officer	Restricted Stock Grants—Employees	Total
Balance at December 31, 2014	21,324	10,936	78,654	110,914
Granted	25,555	—	—	25,555
Vested	(27,114)	(6,250)	(16,091)	(49,455)
Forfeited	(2,820)	—	—	(2,820)
Balance at December 31, 2015	16,945	4,686	62,563	84,194

Future Anticipated Vesting Schedule

	Restricted Stock Grants—Directors	Restricted Stock Grants—Officer	Restricted Stock Grants—Employees (1)	Total
2016	16,111	4,686	30,381	51,178
2017	834	—	—	834
2018	—	—	—	—
2019	—	—	—	—
2020	—	—	—	—
Total	16,945	4,686	30,381	52,012
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(1)
Future anticipated vesting related to an employee of ACRE Capital that was granted restricted stock that vests in proportion to certain financial performance targets being met over a specified period of time is not included due to uncertainty in actual vesting date.

The following table summarizes the restricted stock compensation expense included in general and administrative expenses for ACRE and compensation and benefits for ACRE Capital, the total fair value of shares vested and the weighted average grant date fair value of the restricted stock granted to the Company's directors and officers and employees of ACRE Capital for the years ended December 31, 2015, 2014 and 2013 ($ in thousands):

	For the year ended December 31,
	2015				2014				2013
	Restricted Stock Grants				Restricted Stock Grants				Restricted Stock Grants
	Directors	Officer	Employees	Total	Directors	Officer	Employees	Total	Directors	Officer	Employees	Total
Compensation expense(1)	$330	$106	$399	$835	$445	$106	$388	$939	$408	$106	$10	$524
Total fair value of shares vested(2)	313	72	201	586	399	79	56	534	366	92	—	458
Weighted average grant date fair value	299	—	—	299	385	—	944	1,329	289	—	398	687
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(1)
Compensation expense for ACRE Capital employees is included in compensation and benefits expense for the years ended December 31, 2015, 2014 and 2013 in the reconciliation of net income from discontinued operations held for sale, net of income taxes. See Note 17 included in these consolidated financial statements for more information.

(2)	Based on the closing price of the Company's common stock on the NYSE on each vesting date.

As of December 31, 2015 and 2014, the total compensation cost related to non-vested awards not yet recognized totaled $494 thousand and $1.1 million, respectively, and the weighted-average period over which the non-vested awards are expected to be recognized is 1.59 years and 2.60 years, respectively.

Non-Controlling Interests

The non-controlling interests held by third parties in the Company's consolidated balance sheets represent the equity interests in a limited liability company, ACRC KA Investor LLC ("ACRC KA") that are not owned by the Company. A portion of ACRC KA's consolidated equity and net income are allocated to these non-controlling interests held by third parties based on their pro-rata ownership of ACRC KA. As of December 31, 2015, ACRC KA's total equity was $96.0 million, of which $49.0 million was owned by the Company and $47.0 million was allocated to non-controlling interests held by third parties. As of December 31, 2014, ACRC KA's total equity was $170.7 million, of which $92.8 million was owned by the Company and $77.9 million was allocated to non-controlling interests held by third parties. See Note 16 included in these consolidated financial statements for more information on ACRC KA.